(Loss)/Income Per Share	12 Months Ended
Mar. 31, 2026
Earnings Per Share [Abstract]
(Loss)/Income Per Share

19 (LOSS)/INCOME PER SHARE

Basic (loss)/income per share and diluted (loss)/income per share have been calculated in accordance with ASC 260 on computation of earnings per share for the years ended March 31, 2024, 2025 and 2026 as follows:

	Year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
Numerator:
Net (loss)/income attributable to ordinary shareholders-Basic and Diluted	(59,285)	(62,557)	1,841
Denominator:
Weighted average number of ordinary shares-Basic	2,597,764,333	2,628,575,500	2,453,174,723
Weighted average number of ordinary shares-Diluted	2,597,764,333	2,628,575,500	2,637,344,662
Basic (loss)/income per share	(0.02)	(0.02)	0.00
Diluted (loss)/income per share	(0.02)	(0.02)	0.00

The following ordinary share equivalents were excluded from the computation of diluted net (loss)/income per share for the periods presented to eliminate any anti-dilutive effect:

	Year ended March 31,
	2024	2025	2026
Share options and RSUs	16,460,867	4,157,381	2,961,300